Expense Example	Jan. 31, 2024 USD ($)
Administrative Shares Prospectus | DREYFUS CASH MANAGEMENT | administrative shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	108
Expense Example, with Redemption, 5 Years	190
Expense Example, with Redemption, 10 Years	430
Administrative Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	171
Expense Example, with Redemption, 10 Years	390
Administrative Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Administrative Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	173
Expense Example, with Redemption, 10 Years	392
Administrative Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Administrative Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	403
Administrative Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Administrative Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	166
Expense Example, with Redemption, 10 Years	378
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	267
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	265
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	267
Institutional Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	265
Institutional Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	265
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	78
Expense Example, with Redemption, 5 Years	140
Expense Example, with Redemption, 10 Years	325
Investor Shares Prospectus | DREYFUS CASH MANAGEMENT | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	295
Expense Example, with Redemption, 10 Years	664
Investor Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	255
Expense Example, with Redemption, 10 Years	576
Investor Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	257
Expense Example, with Redemption, 10 Years	578
Investor Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	249
Expense Example, with Redemption, 10 Years	564
Investor Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	249
Expense Example, with Redemption, 10 Years	564
Preferred Shares Prospectus | DREYFUS CASH MANAGEMENT | Preferred Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	34
Expense Example, with Redemption, 5 Years	61
Expense Example, with Redemption, 10 Years	$ 140